Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Contingencies
Contingencies

(10) Contingencies

Environmental Obligations

We are subject to federal, state and local regulations regarding air and water quality, hazardous and solid waste disposal and other environmental matters. We believe there are currently no such matters that will have a material adverse effect on our results of operations, cash flows or financial position.

(10) Contingencies

Environmental Obligations

We are subject to federal, state and local regulations regarding air and water quality, hazardous and solid waste disposal and other environmental matters. We believe there are currently no such matters that will have a material adverse effect on our results of operations, cash flows or financial position.